Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Related Party Amounts Included in the Consolidated Balance Sheets and the Consolidated Statements of Operations
In addition to loans to related parties and associated interest income, which are described below, included in the consolidated balance sheets and the consolidated statements of operations are amounts with related parties as follows:

	December 31,
(in thousands)	2018	2017
Liabilities
Demand deposits, noninterest bearing	$9,447	$24,879
Demand deposits, interest bearing	3,721	21,071
Money market	308	449
Time deposits and accounts payable	1,350	7,636
Total due to related parties	$14,826	$54,035

	Years Ended December 31,
(in thousands)	2018	2017	2016
Income
Data processing and other services	$2,168	$1,532	$2,328
Rental income from operating lease	248	1,971	1,976
Service charges	95	90	83
	$2,511	$3,593	$4,387
Expenses
Interest expense	$126	$85	$73
Loss on sale of securities	—	—	796
Fees and other expenses	623	302	504
	749	387	1,373
	$1,762	$3,206	$3,014